Equity (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Schedule of share capital

	June 30, 2019		December 31, 2018 and June 30, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.1 par value each	300,000,000	165,966,494	300,000,000	140,252,374

Schedule of warrants fair value was calculated using the Black & Scholes option pricing model

	March 28, 2019	June 30, 2019

Dividend yield (%)	0%	0%
Expected volatility (%)	70.12%	77.4%
Risk-free interest rate (%)	2.18%	1.72%
Expected life of share options (years)	3	2.75

Warrants fair value	$1.41	$1.01

Schedule of reconciliation of the fair value measurements
USD in thousands

Balance at January 1, 2019	$-
Issue of Warrants at March 28, 2019	682
Finance income	(196)

Balance at June 30, 2019	$486

ADS options [Member]
Statement Line Items [Line Items]
Schedule of warrants fair value was calculated using the Black & Scholes option pricing model
Dividend yield (%)	0%
Expected volatility (%)	76%
Risk-free interest rate (%)	2.61%
Expected life of share options (years)	10